Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31, 2014	December 31, 2013
At cost:
Furniture, fixtures and equipment	-	$6,125
Computer software	-	20,349
	-	26,474
Less: accumulated depreciation	-	(23,593)
Net book value	$-	$2,881